Warrants (Tables)	12 Months Ended
Dec. 31, 2025
Warrants [Abstract]
Schedule of Assumptions to Estimate the Warrants Issued at the Fund-Raising

The Company used the following assumptions to estimate the warrants issued at the fund-raising:

	December 31, 2025	December 31, 2024

Risk-free interest rate (1)	3.60%	4.36%
Expected volatility (2)	108.11%	95.95%
Expected life (in years) (3)	3.62	4.62
Dividend yield (4)	0%	0%

(1)	Risk-free interest rate - based on yield rates of non-index linked U.S. Federal Reserve treasury bonds.

(2)	Expected volatility - was calculated based on actual historical share price movements of the Company over a term that is equivalent to the contractual term of the option.

(3)	Expected life - the expected life was based on the expiration date of the warrants.

Schedule of Outstanding Warrants

The table below summarizes the outstanding warrants as of December 31, 2025 -

Number of shares exercisable	Issuance date	Exercise price (per warrant)		Expiration date

25,000,000	August 14, 2024	NIS	0.1	August 14, 2029
-	August 14, 2024	NIS	0.1	August 14, 2029

25,000,000